Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2014	Jun. 10, 2013	Dec. 31, 2013 RCAP Holdings, LLC [Member]	Dec. 31, 2012 RCAP Holdings, LLC [Member]	Dec. 31, 2011 RCAP Holdings, LLC [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Jun. 10, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member]
Income Tax Contingency [Line Items]
Federal Income Tax Expense (Benefit), Continuing Operations			$ 1,630,000
State and Local Income Tax Expense (Benefit), Continuing Operations			677,000
Current Income Tax Expense (Benefit)			2,307,000
Deferred Federal Income Tax Expense (Benefit)			(85,000)
Deferred State and Local Income Tax Expense (Benefit)			(20,000)
Deferred Income Tax Expense (Benefit)			(105,000)
Total income tax expense	3,244,000		2,202,000
Statutory rate			35.00%
State and local income taxes net of federal benefit			0.42%
Non-controlling interests									(33.40%)
Other			0.18%
Effective tax rate	46.10%		2.20%
Deferred Tax Assets, Other			1,000
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross			21,000	[1]	[1]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities			104,000
Deferred income taxes	877,000		126,000
Current deferred tax asset	1,000,000		10,000
Current deferred tax liability	$ 10,000		$ 0
Ownership interest by Parent of Subsidiaries												90.60%	100.00%	90.60%
The Company's Interest in Net Assets of the Subsidiaries, Expressed as a Percentage			9.40%				9.40%	9.40%

[1]	Included in other comprehensive income.